Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal Reserve	Investments statutory reserve	Accumulated other comprehensive income	Acquisition of shares from shareholders	Profit reserves	Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of Ultrapar	Non-controlling interests [1]
Beginning balance at Dec. 31, 2022	R$ 12,174,968	R$ 5,171,752	R$ 43,987	R$ 599,461	R$ (479,674)	R$ 3,975	R$ 882,575	R$ 5,228,561	R$ 179,974				R$ 78,130	R$ 11,708,741	R$ 466,227
Net income for the year	2,517,753											R$ 2,439,795		2,439,795	77,958
Other comprehensive income:
Other comprehensive income	(40,370)								(25,866)					(25,866)	(14,504)
Total comprehensive income for the year	2,477,383								(25,866)			2,439,795		2,413,929	63,454
Issuance of shares related to the subscription warrants - indemnification	560			560										560
Equity instrument granted	38,909		31,938	(2,193)	9,164									38,909
Realization of revaluation reserve of subsidiaries	(113)					(173)						60		(113)
Capital increase with reserves		1,450,000					(882,575)	(567,425)
Shareholder transaction - changes of ownership interest	2							2						2
Non-controlling interest in the equity of acquired subsidiary	24,303														24,303
Loss due to change in ownership interest	(45)														(45)
Dividends prescribed	2,048											2,048		2,048
Special reserve for mandatory dividend not distributed to non-controlling shareholders	(11,145)														(11,145)
Dividends attributable to non-controlling interests	(19,463)														(19,463)
Approval of additional dividends by the Ordinary General Shareholders' Meeting	(78,130)												(78,130)	(78,130)
Allocation of net income:
Legal reserve							121,990					(121,990)
Investments statutory reserve								1,606,431				(1,606,431)
Minimum mandatory dividends for the year	(305,653)											(305,653)		(305,653)
Additional minimum mandatory dividend for the year (R$ 0.28 per share)	(134,031)											134,031	(134,031)
Interim dividends (R$ 0.25 per share)	(273,798)											(273,798)		(273,798)
Ending balance at Dec. 31, 2023	14,029,826	6,621,752	75,925	597,828	(470,510)	3,802	R$ 121,990	R$ 6,267,569	154,108	R$ 0	R$ 6,523,590		R$ 134,031	13,506,495	523,331
Net income for the year	2,525,900											2,362,740		2,362,740	163,160
Other comprehensive income:
Other comprehensive income	69,847								60,104					60,104	9,743
Total comprehensive income for the year	2,595,747								60,104			2,362,740		2,422,844	172,903
Issuance of shares related to the subscription warrants - indemnification	6,452			6,452										6,452
Equity instrument granted	57,458		32,328	2,069	23,055									57,452	6
Purchase of treasury shares	(148,945)				(148,945)									(148,945)
Realization of revaluation reserve of subsidiaries						(170)						170
Shareholder transaction - changes of ownership interest	843											534		534	309
Setting up of reserves	5,663			5,699										5,699	(36)
Non-controlling interest in the equity of acquired subsidiary	112,160														112,160
Dividends prescribed	3,369											3,369		3,369
Dividends attributable to non-controlling interests	(38,357)														(38,357)
Approval of additional dividends by the Ordinary General Shareholders' Meeting	(134,031)										(134,031)			(134,031)
Allocation of net income:
Legal reserve											118,137	(118,137)
Investments statutory reserve											1,479,404	(1,479,404)
Minimum mandatory dividends for the year	(285,180)											(285,180)		(285,180)
Additional minimum mandatory dividend for the year (R$ 0.28 per share)	(208,121)										208,121	(208,121)
Interest on capital attributable to non-controlling interests	(105,590)														(105,590)
Interim dividends (R$ 0.25 per share)	(275,971)											(275,971)		(275,971)
Ending balance at Dec. 31, 2024	15,823,444	6,621,752	108,253	612,048	(596,400)	3,632			214,212	0	8,195,221	0		15,158,718	664,726
Net income for the year	2,541,908											2,453,853		2,453,853	88,055
Other comprehensive income:
Other comprehensive income	42,913								9,143					9,143	33,770
Total comprehensive income for the year	2,584,821								9,143			2,453,853		2,462,996	121,825
Issuance of shares related to the subscription warrants - indemnification	7,863			7,863										7,863
Equity instrument granted	68,355		36,441	(7,351)	40,828									69,918	(1,563)
Purchase of treasury shares	(266,954)				(266,954)									(266,954)
Realization of revaluation reserve of subsidiaries						(156)						156
Capital increase with reserves		1,365,348									(1,365,348)
Capital increase attributable to non-controlling interests	12,184														12,184
Shareholder transaction - changes of ownership interest	(149,284)									(149,239)		(45)		(149,284)
Setting up of reserves	4,449			4,449										4,449
Non-controlling interest in the equity of acquired subsidiary – Hidrovias	1,658,270														1,658,270
Variation in change of ownership interest of non-controlling shareholders	(190,462)														(190,462)
Non-controlling interest in the equity of acquired subsidiary	45,633														45,633
Payment of dividends for the prior year	(208,121)										(208,121)			(208,121)
Allocation of net income:
Legal reserve											122,692	(122,692)
Investments statutory reserve											917,959	(917,959)
Minimum mandatory dividends for the year	(582,790)											(582,790)		(582,790)
Additional minimum mandatory dividend for the year (R$ 0.28 per share)	(830,523)											(830,523)		(830,523)
Dividends and interest on equity attributable to non-controlling interests	(246,268)														(246,268)
Ending balance at Dec. 31, 2025	R$ 17,730,617	R$ 7,987,100	R$ 144,694	R$ 617,009	R$ (822,526)	R$ 3,476			R$ 223,355	R$ (149,239)	R$ 7,662,403	R$ 0		R$ 15,666,272	R$ 2,064,345

[1]	Are substantially represented by non-controlling shareholders of Iconic and Hidrovias.